Environmental Liabilities - Schedule of Estimated Future Environmental Expenditures (Detail) $ in Millions	Dec. 31, 2018 CAD ($)
Environmental Remediation Obligations [Abstract]
2019	$ 26
2020	29
2021	32
2022	31
2023	28
Thereafter	30
Total	$ 176